Note 14 - Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of currecny risk explanatory [text block]
	As at November 30,	As at November 30,
	2025	2024
	($)	($)
Assets
United States Dollar	156,047	46,417
Australian Dollar	1,313	-
Brazilian Real	-	27
Colombian Peso	307	428
Total	157,667	46,872